T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO
September 30, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.2%
COMMUNICATION
SERVICES 19.9%
Entertainment 8.4%
CTS Eventim (EUR) (1) 37,956 2,856
Liberty Media-Liberty Formula One,
Class C (1) 101,100 5,198
Live Nation Entertainment (1) 99,880 9,102
Netflix (1) 15,610 9,527
Sea, ADR (1) 21,213 6,761
Walt Disney (1) 21,300 3,603
37,047
Interactive Media & Services 8.7%
Alphabet, Class C (1) 7,241 19,300
Facebook, Class A (1) 38,602 13,101
Pinterest, Class A (1) 54,532 2,778
Snap, Class A (1) 39,976 2,953
38,132
Media 0.9%
Charter Communications, Class A (1) 5,702 4,149
4,149
Wireless Telecommunication
Services 1.9%
T-Mobile U.S. (1) 64,659 8,261
8,261
Total Communication Services 87,589
CONSUMER
DISCRETIONARY 16.0%
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions (1) 14,382 2,005
2,005
Hotels, Restaurants & Leisure 5.1%
Cedar Fair (1) 111,701 5,181
Marriott International, Class A (1) 26,879 3,980
Planet Fitness, Class A (1) 57,605 4,525
Starbucks  30,844 3,402
Vail Resorts (1) 15,470 5,168
22,256
Internet & Direct Marketing
Retail 6.7%
Amazon.com (1) 8,911 29,273
29,273
Specialty Retail 2.7%
Burlington Stores (1) 9,126 2,588
Carvana (1) 6,425 1,937
Ross Stores  67,152 7,310
11,835
Textiles, Apparel & Luxury
Goods 1.0%
Lululemon Athletica (1) 10,600 4,290
4,290
Total Consumer Discretionary 69,659
Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 0.6%
Food Products 0.5%
Barry Callebaut (CHF)  900 2,041
2,041
Personal Products 0.1%
Olaplex Holdings (1) 22,974 563
563
Total Consumer Staples 2,604
FINANCIALS 7.1%
Banks 2.4%
East West Bancorp  48,237 3,740
Wells Fargo  113,413 5,264
Western Alliance Bancorp  14,180 1,543
10,547
Capital Markets 4.7%
Charles Schwab  124,741 9,086
CME Group  17,938 3,469
London Stock Exchange Group (GBP)  49,656 4,976
Robinhood Markets, Class A (1)(2) 31,600 1,330
XP, Class A (1) 47,556 1,910
20,771
Total Financials 31,318
HEALTH CARE 13.6%
Biotechnology 2.4%
AbbVie  55,951 6,035
Argenx, ADR (1) 8,546 2,581
Kodiak Sciences (1) 5,230 502
Ultragenyx Pharmaceutical (1) 18,257 1,647
10,765
Health Care Equipment &
Supplies 3.1%
Cooper  5,589 2,310
DENTSPLY SIRONA  66,000 3,831
Intuitive Surgical (1) 4,730 4,702
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $483 (1)(3)(4) 128,372 163
Teleflex  6,880 2,591
13,597
Health Care Providers &
Services 5.7%
agilon health (1) 23,932 627
HCA Healthcare  14,470 3,512
Humana  10,136 3,944
Molina Healthcare (1) 19,087 5,179
UnitedHealth Group  30,189 11,796
25,058
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific  6,600 3,771
3,771
Pharmaceuticals 1.5%
AstraZeneca, ADR  62,393 3,748

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

Shares $ Value
(Cost and value in $000s)
‡
Zoetis  14,300 2,776
6,524
Total Health Care 59,715
INDUSTRIALS & BUSINESS
SERVICES 8.0%
Aerospace & Defense 1.4%
Airbus (EUR) (1) 47,845 6,343
6,343
Airlines 0.6%
United Airlines Holdings (1) 54,400 2,588
2,588
Industrial Conglomerates 2.8%
General Electric  77,249 7,959
Roper Technologies  9,283 4,141
12,100
Machinery 1.2%
Middleby (1) 31,813 5,424
5,424
Professional Services 2.0%
Clarivate (1) 131,641 2,883
CoStar Group (1) 24,550 2,113
Legalzoom.com (1) 18,728 494
TransUnion  28,500 3,201
8,691
Total Industrials & Business Services 35,146
INFORMATION
TECHNOLOGY 27.1%
IT Services 9.0%
Euronet Worldwide (1) 79,619 10,134
Fidelity National Information Services  36,680 4,463
Global Payments  23,029 3,629
Shopify, Class A (1) 1,040 1,410
Square, Class A (1) 6,900 1,655
Thoughtworks Holding (1) 12,705 365
VeriSign (1) 30,600 6,273
Visa, Class A  52,200 11,628
39,557
Semiconductors & Semiconductor
Equipment 3.1%
Advanced Micro Devices (1) 18,200 1,873
Analog Devices  16,957 2,840
Taiwan Semiconductor Manufacturing,
ADR  29,388 3,281
Texas Instruments  29,411 5,653
13,647
Software 13.2%
Canva, Acquisition Date: 8/16/21,
Cost $124 (1)(3)(4) 73 124
Ceridian HCM Holding (1) 27,166 3,059
Intuit  5,953 3,212
Microsoft  90,466 25,504
salesforce.com (1) 27,900 7,567
ServiceNow (1) 6,247 3,887
Synopsys (1) 9,765 2,924
Shares $ Value
(Cost and value in $000s)
‡
UiPath, Class A (1) 41,526 2,185
Workiva (1) 25,234 3,557
Zoom Video Communications, Class
A (1) 23,000 6,015
58,034
Technology Hardware, Storage &
Peripherals 1.8%
Apple  56,387 7,979
7,979
Total Information Technology 119,217
MATERIALS 0.5%
Chemicals 0.5%
Sherwin-Williams  7,100 1,986
Total Materials 1,986
UTILITIES 2.4%
Electric Utilities 1.6%
NextEra Energy  91,247 7,165
7,165
Multi-Utilities 0.8%
Sempra Energy  29,197 3,693
3,693
Total Utilities 10,858
Total Common Stocks (Cost
$276,458) 418,092
CONVERTIBLE PREFERRED STOCKS 3.4%
COMMUNICATION SERVICES 0.3%
Interactive Media & Services 0.3%
ByteDance, Series E, Acquisition Date:
7/8/19, Cost $415 (1)(3)(4) 8,415 1,057
Total Communication Services 1,057
CONSUMER DISCRETIONARY 2.6%
Automobiles 2.4%
Rivian Automotive, Series D,
Acquisition Date: 12/23/19,
Cost $704 (1)(3)(4) 65,497 4,652
Rivian Automotive, Series E,
Acquisition Date: 7/10/20,
Cost $912 (1)(3)(4) 58,885 4,183
Rivian Automotive, Series F,
Acquisition Date: 1/19/21,
Cost $953 (1)(3)(4) 25,868 1,837
10,672
Leisure Products 0.2%
Rad Power Bikes, Series D, Acquisition
Date: 9/16/21, Cost $885 (1)(3)(4) 92,335 885
885
Total Consumer Discretionary 11,557

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $292 (1)(3)(4) 36,019 292
Total Health Care 292
INDUSTRIALS & BUSINESS
SERVICES 0.1%
Aerospace & Defense 0.1%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $541 (1)(3)(4) 12,016 541
Total Industrials & Business Services 541
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Waymo, Series A-2, Acquisition Date:
5/8/20, Cost $747 (1)(3)(4) 8,696 798
Total Information Technology 798
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $441 (1)(3)(4) 9,305 441
Total Materials 441
Total Convertible Preferred Stocks
(Cost $5,890) 14,686
Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve
Fund, 0.05% (5)(6) 7,954,153 7,954
Total Short-Term Investments (Cost
$7,954) 7,954
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund,
0.07% (5)(6) 102,520 1,025
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 1,025
Total Securities Lending Collateral
(Cost $1,025) 1,025
Total Investments in
Securities 100.6%
(Cost $291,327) $ 441,757
Other Assets Less Liabilities (0.6)% (2,691)
Net Assets 100.0% $ 439,066
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2021.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $14,973 and represents 3.4% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
EUR Euro
GBP British Pound

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 1
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government Reserve Fund, 0.05% $ 1,696  ¤  ¤ $ 7,954
T. Rowe Price Short-Term Fund, 0.07% —  ¤  ¤ 1,025
Total $ 8,979^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $1 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $8,979.

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO
Unaudited

Notes to Portfolio of Investments
T. Rowe Price All-Cap Opportunities Portfolio (the fund), formerly the T. Rowe Price New America Growth Portfolio, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying
Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2021, totaled $7,877,000 for the period ended September 30, 2021.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 401,589 $ 16,216 $ 287 $ 418,092
Convertible Preferred Stocks — — 14,686 14,686
Short-Term Investments 7,954 — — 7,954
Securities Lending Collateral 1,025 — — 1,025
Total $ 410,568 $ 16,216 $ 14,973 $ 441,757
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/21
Investment in Securities
Common Stocks $ 311 $ (53) $ 124 $ (95) $ 287
Convertible Preferred Stocks 4,483 7,472 3,113 (382) 14,686
Total $ 4,794 $ 7,419 $ 3,237 $ (477) $ 14,973

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
.
.
.
# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
E302-054Q3 09/21
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stocks $ 287 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise Value
to Sales Multiple
4.8x - 5.8x 5.3x Increase
Sales Growth
Rate
11% 11% Increase
Enterprise Value
to Gross Profit
Multiple
9.5x - 15.4x 12.5x Increase
Gross Profit
Growth Rate
13% 13% Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Convertible Preferred Stocks $ 14,686 Recent
comparable
transaction
price(s)
—# —# —# —#
Capital
conversion
reference point
$55 Billion $55
Billion
Increase
Market
comparable
Enterprise Value
to Sales Multiple
3.1x - 4.3x 3.7x Increase
Sales Growth
Rate
32% - 38% 35% Increase
Discount
for Lack of
Marketability
10% 10% Decrease